July 21, 2023

BNY MELLON VARIABLE INVESTMENT FUND

- Growth and Income Portfolio

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

John C. Bailer, CFA, Karen Behr, Brian C. Ferguson, Keith Howell, and John R. Porter III are the fund's primary portfolio managers. Mr. Bailer has been a primary portfolio manager of the fund since September 2008 and is Deputy Head of Equity Income and a portfolio manager at NIMNA. Ms. Behr has been a primary portfolio manager of the fund since September 2021 and is a portfolio manager at NIMNA. Mr. Ferguson has been a primary portfolio manager of the fund since May 2020 and is a portfolio manager at NIMNA. Mr. Howell has been a primary portfolio manager of the fund since September 2021 and is a portfolio manager at NIMNA. Mr. Porter has been a primary portfolio manager of the fund since October 2021 and is Chief Investment Officer and Head of Equity at NIMNA.

*********

The following information supersedes and replaces the information in the fourth paragraph in the section "Fund Details – Management" in the prospectus:

John C. Bailer, CFA, Karen Behr, Brian C. Ferguson, Keith Howell and John R. Porter III are the fund's primary portfolio managers, each of whom are jointly and primarily responsible for the day-to-day management of the fund's portfolio. Mr. Bailer has been a primary portfolio manager of the fund since September 2008 and is Deputy Head of Equity Income and a portfolio manager at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since 1992. Ms. Behr has been a primary portfolio manager of the fund since September 2021 and is a portfolio manager at NIMNA. She has been employed by NIMNA or a predecessor company of NIMNA since 2008. Mr. Ferguson has been a primary portfolio manager of the fund since May 2020 and is a portfolio manager at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since 1997. Mr. Howell has been a primary portfolio manager of the fund since September 2021 and is a portfolio manager at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since 2006. Mr. Porter has been a primary portfolio manager of the fund since October 2021 and is Chief Investment Officer and Head of Equity at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since August 2016.

0108STK0723